Loans, financing, debentures and derivative financial instruments - Summary of Debentures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 06, 2024	Dec. 31, 2023
Summary of loans debentures and finance leases [line items]
Final maturity	March 6,2025
Original remuneration		CDI rate + 0.5% p.a.
Debenture one [member] | Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Apr-24
Amount		R$ 352,361
Original remuneration		IPCA + 4.68%
Hedge instrument/swap		93.90%
Remuneration payment		Annually
Payment of the face value		Lump sum at final maturity
Debenture two [member] | Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Oct-24
Amount		R$ 213,693
Original remuneration		IPCA + 4.34%
Hedge instrument/swap		97.30%
Remuneration payment		Annually
Payment of the face value		Lump sum at final maturity
Debenture three [member] | Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Dec-25
Amount		R$ 240,000
Original remuneration		IPCA + 4.61%
Hedge instrument/swap		97.10%
Remuneration payment		Annually
Payment of the face value		Lump sum at final maturity
Debenture four [member] | Debentures first issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Final maturity		Nov-24
Amount		R$ 90,000
Original remuneration		6.47%
Hedge instrument/swap		99.94%
Remuneration payment		Semiannually
Payment of the face value		Lump sum at final maturity
Debenture five [member] | Debentures first issue [member] | Ultracargo Solucoes Logística S.A.
Summary of loans debentures and finance leases [line items]
Final maturity		Mar-28
Amount		R$ 360,000
Original remuneration		IPCA + 4.04%
Hedge instrument/swap		111.40%
Remuneration payment		Semiannually
Payment of the face value		Lump sum at final maturity
Debenture six [member] | Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Final maturity		Mar-28
Amount		R$ 100,000
Original remuneration		IPCA + 4.37%
Hedge instrument/swap		111.40%
Remuneration payment		Semiannually
Payment of the face value		Lump sum at final maturity
Debenture seven [member] | Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Sep-28
Amount		R$ 960,000
Original remuneration		IPCA + 4.8287%
Hedge instrument/swap		102.75%
Remuneration payment		Semiannually
Payment of the face value		Lump sum at final maturity
Debenture eight [member] | Debentures eleventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Jun-32
Amount		R$ 1,000,000
Original remuneration		IPCA + 6.0053%
Hedge instrument/swap		104.80%
Remuneration payment		Semiannually
Payment of the face value		Anual from the 8th yearth
Debenture nine [member] | Debentures Twelth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Jun-27
Amount		R$ 325,791
Original remuneration		11.17% p.a.
Hedge instrument/swap		105.10%
Remuneration payment		Quarterly
Payment of the face value		Lump sum at final maturity
Debenture ten [member] | Debentures Twelth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Jun-27
Amount		R$ 292,209
Original remuneration		DI + 0.70% p.a
Hedge instrument/swap		0.00%
Remuneration payment		Quarterly
Payment of the face value		Lump sum at final maturity
Debenture eleven [member] | Debentures Thirteenth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Jul-27
Amount		R$ 200,000
Original remuneration		11.17% p.a.
Hedge instrument/swap		102.90%
Remuneration payment		Quarterly
Payment of the face value		Lump sum at final maturity
Debenture twelve [member] | Debentures Thirteenth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Final maturity		Jul-27
Amount		R$ 200,000
Original remuneration		DI + 0.70% p.a
Hedge instrument/swap		0.00%
Remuneration payment		Quarterly
Payment of the face value		Lump sum at final maturity